Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (181,636)	$ (592,753)	$ (30,348)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	68,529	59,351	35,043
Loss on disposal of assets	292	46	8
(Gain) loss on fair value remeasurement of contingent consideration	(218)	19,405	(271)
Stock-based compensation	89,839	489,474
Change in fair value of derivative warrant liabilities	(10,132)	11,412
Non-cash interest expense, net	689	2,444	6,835
Non-cash lease expense	6,029
Gain on lease termination	(642)
Loss on lease abandonment	281
Amortization of contract cost	862	808	538
Deferred income taxes (benefit)	(113)	(13,409)	1,304
Provision for doubtful accounts	2,186	1,465	462
Gain from equity method investment	(3,358)
Gain on foreign currency remeasurement	5,577	192	464
Changes in operating assets and liabilities
Effect of business combinations		(22,411)
Accounts receivable	8,370	(25,771)	(5,508)
Contract asset	(19,491)	(11,906)	(4,030)
Prepaid expenses	(7,120)	(20,563)	(749)
Other current assets	4,986	3,350	(6,682)
Other assets	(2,122)	(1,702)	2,321
Accounts payable	15,743	9,577	(3,384)
Accrued expenses	7,147	20,858	11,930
Deferred revenue	14,939	4,050	9,021
Other current liabilities	12,519	2,218	520
Operating lease liabilities	(6,395)
Other liabilities	(10,216)	557	(401)
Net cash (used in) provided by operating activities	(3,455)	(63,308)	17,073
Cash flows from investing activities:
Purchases of property and equipment	(5,967)	(6,417)	(1,464)
Capitalization of internally developed software costs	(41,387)	(26,920)	(15,920)
Contribution to equity method investments	(7,871)
Equity investments without readily determinable fair values	(150)
Repayment of executive loan notes		4,738
Purchases of intangible assets	(196)	(25)	(1,389)
Acquisition of business, net of cash acquired	(20)	(103,871)	(3,934)
Proceeds from disposal of assets	770	176	51
Net cash used in investing activities	(54,821)	(132,319)	(22,656)
Cash flows from financing activities:
Proceeds from merger with dMY Technology Group, Inc. II		276,341
dMY Technology Group, Inc. II transaction costs		(24,828)
Capitalization of Genius equity issuance costs		(20,217)
PIPE financing, net of equity issuance costs		316,800
Issuance of common stock in connection with additional equity offering, net of equity issuance costs		254,774
Issuance of B shares		2
Preference shares payout and Incentive Securities Catch-Up Payment		(313,162)
Repayment of loans and mortgage	(21)	(96,959)	(21)
Proceeds from borrowings			10,024
Proceeds from exercise of Public Warrants		17,613
Proceeds from shareholder deposits			93
Net cash (used in) provided by financing activities	(21)	410,364	10,096
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(5,061)	(4,140)	(960)
Net (decrease) increase in cash, cash equivalents and restricted cash	(63,358)	210,597	3,553
Cash, cash equivalents and restricted cash at beginning of period	222,378	11,781	8,228
Cash, cash equivalents and restricted cash at end of period	159,020	222,378	11,781
Supplemental disclosure of cash activities:
Cash paid during the period for interest	798	887	1,039
Cash paid during the period for income taxes	2,054	3,542	891
Supplemental disclosure of noncash investing and financing activities:
Promissory notes arising from equity method investments	14,688
Issuance of common stock in connection with business combinations	$ 17,452
Preferred share accretion		11,327	31,870
Deferred offering costs included in other current assets and accrued expenses			$ 2,093
Conversion of preference shares to common stock		69,272
Warrants acquired as part of merger with dMY Technology Group, Inc. II		(84,664)
Exercise of Private Placement Warrants		$ 65,876